CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income/(loss)	$ (3,647,000)	(22,715,000)	357,625,000	366,608,000
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	14,987,000	93,376,000	76,535,000	53,272,000
Depreciation and amortization	101,741,000	633,855,000	412,684,000	319,988,000
Amortization of upfront fee of term loan	6,912,000	43,060,000	5,726,000	0
Foreign exchange loss/(gain), net	(35,000)	(217,000)	(15,849,000)	4,350,000
(Gain)/loss from disposal of property and equipment	(1,855,000)	(11,557,000)	9,859,000	(6,165,000)
Impairment loss of property and equipment	2,029,000	12,641,000	1,705,000	0
Gain on buy-back of convertible bonds	0	0	(1,521,000)	(2,480,000)
Issuance costs for convertible notes	0	0	0	42,559,000
Loss/(gain) on change in fair value of convertible notes	13,980,000	87,099,000	(198,547,000)	9,040,000
Provision for doubtful accounts	0	0	295,000	0
Deferred income tax provision/(benefit)	(21,197,000)	(132,057,000)	(15,559,000)	6,789,000
Share of loss of jointly controlled entity	269,000	1,676,000	853,000	0
Loss from fair value change of interest rate swap transaction	1,070,000	6,665,000	7,315,000	0
Change in assets and liabilities, net of effects of acquisitions:
Increase in accounts receivable	(970,000)	(6,045,000)	(14,485,000)	(11,205,000)
Increase in receivables from related parties	0	0	0	(2,523,000)
(Increase)/ decrease in consumables	322,000	2,004,000	(4,894,000)	(10,140,000)
Increase in prepayments and other current assets	(4,806,000)	(29,941,000)	(7,077,000)	(25,674,000)
(Increase)/decrease in other assets	1,546,000	9,629,000	(16,855,000)	(8,813,000)
Increase/(decrease) in accounts payable	(2,037,000)	(12,692,000)	(19,027,000)	24,088,000
Increase in payables to related parties	199,000	1,241,000	1,136,000	1,150,000
Increase in salaries and welfare payable	6,025,000	37,537,000	1,852,000	38,172,000
(Decrease)/increase in income tax payable	(656,000)	(4,089,000)	5,648,000	(19,367,000)
(Decrease)/increase in other taxes payable	53,000	330,000	81,000	(53,000)
Increase/(decrease) in accruals for customer reward program	46,000	288,000	(13,931,000)	4,075,000
Increase in other payables and accruals	1,174,000	7,306,000	75,319,000	19,409,000
Increase/(decrease) in deferred revenues	(5,475,000)	(34,109,000)	19,780,000	27,674,000
Increase in deferred rental	6,045,000	37,663,000	56,585,000	35,422,000
Increase in deposits due to franchisees	4,493,000	27,990,000	0	12,719,000
Increase/(decrease) in interest accruals for convertible bonds and financial liability	(186,000)	(1,159,000)	849,000	1,063,000
Net cash provided by operating activities	120,027,000	747,779,000	726,102,000	879,958,000
Cash flows from investing activities:
Proceeds from sale of property and equipment	2,573,000	16,032,000	5,192,000	21,708,000
Purchase of property and equipment	(149,950,000)	(934,193,000)	(737,102,000)	(373,531,000)
Purchase of intangible assets	(1,670,000)	(10,408,000)	(3,040,000)	(3,539,000)
Cash paid to restricted cash - escrow account and interest reserve account	(594,000)	(3,703,000)	(202,323,000)	0
Cash used for acquisition of subsidiaries, net of cash acquired	(11,133,000)	(69,362,000)	(1,732,226,000)	(600,000)
Net cash used in investing activities	(160,774,000)	(1,001,634,000)	(2,669,499,000)	(355,962,000)
Cash flows from financing activities:
Proceeds from share option exercise	4,272,000	26,615,000	28,173,000	63,644,000
Net proceeds from issuance of convertible notes	0	0	0	1,188,823,000
Buy-back of convertible bonds	0	0	(45,507,000)	(202,687,000)
Repayment of convertible bonds	(17,968,000)	(111,945,000)	0	0
Payment for bond offering related issuance costs	0	0	(5,874,000)	0
Proceeds from loans, net of upfront fee	0	0	1,433,559,000	24,900,000
Repayment of short-term borrowings	(122,141,000)	(760,949,000)	0	(24,900,000)
Cash paid for finance lease	(1,161,000)	(7,233,000)	(1,808,000)	0
Dividend paid to noncontrolling interests shareholders of subsidiaries	(1,180,000)	(7,354,000)	(8,743,000)	(9,530,000)
Cash settlement of interest swap transaction	(549,000)	(3,418,000)	0	0
Capital contribution from noncontrolling interests shareholders of newly established majority-owned subsidiary	0	0	3,302,000	0
Net cash provided by/(used in) financing activities	(138,727,000)	(864,284,000)	1,403,102,000	1,040,250,000
Effect of foreign exchange rate changes on cash and cash equivalents	(761,000)	(4,743,000)	(56,310,000)	(11,195,000)
Net increase/(decrease) in cash and cash equivalents	(180,235,000)	(1,122,882,000)	(596,605,000)	1,553,051,000
Cash and cash equivalents, beginning of year	286,679,000	1,786,038,000	2,382,643,000	829,592,000
Cash and cash equivalents, end of year	106,444,000	663,156,000	1,786,038,000	2,382,643,000
Supplemental disclosure of cash flow information
Cash paid during year for income tax and withholding tax	(43,713,000)	(272,336,000)	(179,352,000)	(152,547,000)
Cash paid during year for interest	(12,473,000)	(77,706,000)	(39,115,000)	(211,000)
Supplemental schedule of non-cash activities:
Unpaid consideration related to acquisition of Motel 168	0	0	143,728,000	0
Unpaid consideration related to other acquisitions	1,301,000	8,108,000	0	0
Non-cash consideration in settlement of seller's payable to Motel 168	0	0	23,222,000	0
Accruals related to construction costs of property and equipment	12,525,000	78,030,000	169,134,000	169,196,000
Accruals related to issuance costs for convertible notes	0	0	0	5,998,000
Restricted cash related to exercise of employee stock option which are yet to be transmitted to employees	(577,000)	(3,596,000)	(17,949,000)	21,552,000
Issuance of ordinary shares related to acquisition of Motel 168	$ 0	0	667,314,000	0